Intangible assets, net - Additional information (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Intangible Assets Net Excluding Goodwill [Abstract]
Amortization expenses	¥ 89,790,156	$ 13,760,943	¥ 57,306,920	¥ 18,548,448